DESCRIPTION OF PLAN (Details) - EBP 007 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Requisite service period	6 months
After tax maximum annual contribution to eligible compensation, percentage	100.00%
Pretax maximum annual contribution to eligible compensation, percentage	3.00%
Participant rollover contributions	$ 864,532	$ 1,833,439
Vesting percentage	100.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Basis spread on variable rate	1.00%
EBP, Employer Matching Contribution, Threshold One
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP, Employer Matching Contribution, Threshold Two
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage	50.00%
Participant compensation matched, percentage	2.00%